UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY


 Investment Company Act file number                 811-07453
                                                    --------------------------

                   Principal Limited Term Bond Fund, Inc.
------------------------------------------------------------------------------
(Exact name of registrant as specified in charter)

           711 High Street, Des Moines, IA 50392-2080
------------------------------------------------------------------------------
(Address of principal executive offices)                     (Zip code)

         Princor Financial Services Corporation, Des Moines, IA 50392-2080
------------------------------------------------------------------------------
(Name and address of agent for service)

Registrant's telephone number, including area code: 515-247-5476
                                                   -------------------

Date of fiscal year end:           October 31, 2005
                                   ---------------------------

Date of reporting period:          January 31, 2005
                                   ---------------------------

ITEM 1 - SCHEDULE OF INVESTMENTS

                            SCHEDULE OF INVESTMENTS
                     PRINCIPAL LIMITED TERM BOND FUND, INC.

                          JANUARY 31, 2005 (UNAUDITED)

                                                   Principal
                                                     Amount                  Value
---------------------------------------------------------------------------------------------
BONDS (86.54%)
AEROSPACE & DEFENSE (0.15%)
 Northrop Grumman
                                                   $                     $
  4.08%; 11/16/06                                     130,000                 130,812
 Raytheon
  6.75%; 08/15/07                                      73,000                  78,064
                                                                              208,876
AEROSPACE & DEFENSE EQUIPMENT (0.22%)
 General Dynamics
  3.00%; 05/15/08                                     155,000                 150,994
 United Technologies
  4.88%; 11/01/06                                     150,000                 153,415
                                                                              304,409
AGRICULTURAL OPERATIONS (0.12%)
 Bunge Limited Finance
  4.38%; 12/15/08                                     160,000                 160,529
AIRLINES (0.09%)
 Southwest Airlines
  5.50%; 11/01/06                                     125,000                 128,215
ASSET BACKED SECURITIES (1.16%)
 Bear Stearns Asset Backed Securities /1/
  3.13%; 03/25/34                                     400,000                 399,982
 Chase Funding Mortgage Loan Asset Backed
  Certificates
  4.34%; 08/25/28                                     250,000                 250,447
 Countrywide Asset Backed Certificates
  3.61%; 04/25/30                                     590,000                 589,283
 Residential Asset Mortgage Products /1/
  2.76%; 12/25/34                                     325,000                 325,340
                                                                            1,565,052
AUTO-CARS & LIGHT TRUCKS (0.37%)
 DaimlerChrysler Holding
  2.96%; 05/24/06 /1/                                 370,000                 371,594
  7.25%; 01/18/06                                     125,000                 129,331
                                                                              500,925
AUTOMOBILE SEQUENTIAL (6.49%)
 BMW Vehicle Owner Trust
  1.88%; 10/25/06                                      99,154                  98,740
 Capital Auto Receivables Asset Trust
  2.64%; 03/17/08                                     850,000                 845,633
  3.58%; 10/16/06                                     989,610                 991,331
  4.16%; 07/16/07                                     677,325                 678,943
  4.50%; 10/15/07                                     155,092                 155,755
 Chase Manhattan Auto Owner Trust
  2.06%; 12/15/09                                     725,000                 705,524
  4.21%; 01/15/09                                   1,001,958               1,008,585
  4.24%; 09/15/08                                     138,268                 138,864
 DaimlerChrysler Auto Trust
  2.88%; 10/08/09                                     200,000                 198,223
  3.09%; 01/08/08                                     100,000                  99,718
 Ford Credit Auto Owner Trust
  2.70%; 06/15/07                                     450,000                 447,615
  4.01%; 03/15/06                                     287,340                 287,603
 Honda Auto Receivables Owner Trust
  2.70%; 03/17/08                                     475,000                 471,724
                                                   Principal
                                                     Amount                  Value
---------------------------------------------------------------------------------------------
BONDS (CONTINUED)
AUTOMOBILE SEQUENTIAL (CONTINUED)
 Honda Auto Receivables Owner Trust
                                                   $                     $
  4.49%; 09/17/07                                     472,364                 474,916
 M&I Auto Loan Trust
  3.04%; 10/20/08                                     500,000                 498,960
 Nissan Auto Receivables Owner Trust
  1.89%; 12/15/06                                      80,247                  79,889
  2.70%; 12/17/07                                   1,000,000                 990,546
  3.33%; 01/15/08                                     200,000                 200,120
  4.28%; 10/16/06                                     178,640                 179,200
 WFS Financial Owner Trust
  5.18%; 03/20/09                                     247,499                 249,019
                                                                            8,800,908
BEVERAGES-NON-ALCOHOLIC (0.11%)
 Coca-Cola Enterprises
  5.25%; 05/15/07                                     150,000                 155,143
BEVERAGES-WINE & SPIRITS (0.16%)
 Diageo Capital
  3.38%; 03/20/08                                     100,000                  98,579
 Diageo Finance
  3.00%; 12/15/06                                     115,000                 113,587
                                                                              212,166
BROADCASTING SERVICES & PROGRAMMING (0.12%)
 Liberty Media
  3.50%; 09/25/06                                     160,000                 158,432
BUILDING PRODUCTS-CEMENT & AGGREGATE (0.19%)
 Hanson Overseas
  6.75%; 09/15/05                                     250,000                 254,892
CABLE TV (0.61%)
 Comcast Cable Communications
  6.38%; 01/30/06                                     295,000                 303,340
 Cox Communications
  3.04%; 12/14/07 /1/ /2/                             300,000                 300,534
  6.88%; 06/15/05                                     120,000                 121,532
 TCI Communications
  7.61%; 10/04/05                                     100,000                 103,488
                                                                              828,894
CELLULAR TELECOMMUNICATIONS (0.85%)
 360 Communications
  7.50%; 03/01/06                                     140,000                 145,973
 AT&T Wireless Services
  6.88%; 04/18/05                                      25,000                  25,205
  7.35%; 03/01/06                                     180,000                 187,338
 Cingular Wireless
  5.63%; 12/15/06                                     125,000                 129,190
 Telus
  7.50%; 06/01/07                                     210,000                 226,753
 Verizon Wireless Capital
  5.38%; 12/15/06                                     325,000                 335,120
 Vodafone Group
  7.63%; 02/15/05                                     105,000                 105,174
                                                                            1,154,753
                                                   Principal
                                                     Amount                  Value
---------------------------------------------------------------------------------------------
BONDS (CONTINUED)
CHEMICALS-DIVERSIFIED (0.30%)
 Chevron Phillips Chemical
                                                   $                     $
  5.38%; 06/15/07                                     110,000                 113,461
 Dow Chemical
  7.00%; 08/15/05                                     140,000                 142,825
 E. I. Du Pont de Nemours
  3.38%; 11/15/07                                     150,000                 148,710
                                                                              404,996
COATINGS & PAINT (0.13%)
 Valspar
  6.00%; 05/01/07                                     175,000                 182,412
COMMERCIAL BANKS (0.29%)
 AmSouth Bank
  2.82%; 11/03/06                                     115,000                 113,399
 Marshall & Ilsley Bank
  4.13%; 09/04/07                                     150,000                 151,544
 Union Planters Bank
  5.13%; 06/15/07                                     120,000                 124,089
                                                                              389,032
COMMERCIAL SERVICE-FINANCE (0.05%)
 Equifax
  4.95%; 11/01/07                                      65,000                  66,885
COMPUTER SERVICES (0.10%)
 Computer Sciences
  7.50%; 08/08/05                                     130,000                 132,611
COMPUTERS (0.32%)
 Hewlett-Packard
  5.50%; 07/01/07                                     185,000                 191,953
  7.15%; 06/15/05                                     100,000                 101,535
 International Business Machines
  4.25%; 09/15/09                                     135,000                 136,291
                                                                              429,779
COSMETICS & TOILETRIES (0.22%)
 Gillette
  2.50%; 06/01/08                                      55,000                  53,291
  4.00%; 06/30/05                                     110,000                 110,441
 Procter & Gamble
  4.75%; 06/15/07                                     125,000                 128,445
                                                                              292,177
CREDIT CARD ASSET BACKED SECURITIES (8.09%)
 Bank One Issuance Trust
  2.94%; 06/16/08                                   1,350,000               1,347,598
  3.35%; 03/15/11                                   1,100,000               1,083,146
  3.86%; 06/15/11                                     100,000                  99,918
 Capital One Master Trust
  5.30%; 06/15/09                                     700,000                 718,378
  5.45%; 03/16/09                                     750,000                 769,356
 Capital One Multi-Asset Execution Trust /1/
  2.70%; 12/15/09                                     255,000                 255,449
 Chase Credit Card Master Trust
  2.68%; 05/15/09 /1/                                 300,000                 299,986
  5.50%; 11/17/08                                     100,000                 102,812
                                                   Principal
                                                     Amount                  Value
---------------------------------------------------------------------------------------------
BONDS (CONTINUED)
CREDIT CARD ASSET BACKED SECURITIES (CONTINUED)
 Citibank Credit Card Issuance Trust
                                                   $                     $
  2.70%; 01/15/08                                     425,000                 422,621
  6.90%; 10/15/07                                   1,550,000               1,589,630
 Citibank Credit Card Master Trust I
  5.88%; 03/10/11                                     500,000                 535,652
 Discover Card Master Trust I
  5.15%; 10/15/09                                     923,000                 952,942
  6.05%; 08/18/08                                     855,000                 878,578
 MBNA Credit Card Master Note Trust
  3.65%; 03/15/11                                   1,200,000               1,190,220
 MBNA Master Credit Card Trust
  6.90%; 01/15/08                                     700,000                 714,197
                                                                           10,960,483
DATA PROCESSING & MANAGEMENT (0.11%)
 First Data
  3.38%; 08/01/08                                     155,000                 152,564
DIVERSIFIED FINANCIAL SERVICES (1.60%)
 General Electric Capital
  0.70%; 03/10/40 /1/ /2/                           3,300,140                  95,196
  2.32%; 02/02/09 /1/                                 240,000                 240,541
  3.75%; 12/15/09                                     150,000                 147,413
  4.25%; 01/15/08                                     950,000                 961,956
  5.00%; 06/15/07                                     130,000                 133,685
 John Deere Capital
  3.63%; 05/25/07                                      50,000                  49,790
  4.50%; 08/22/07                                      95,000                  96,720
 NiSource Finance
  3.20%; 11/01/06                                     135,000                 133,248
  7.63%; 11/15/05                                     300,000                 309,709
                                                                            2,168,258
DIVERSIFIED MANUFACTURING OPERATIONS (0.59%)
 Cooper Industries
  5.25%; 07/01/07                                      80,000                  82,476
 Dover
  6.45%; 11/15/05                                     100,000                 102,258
 Honeywell International
  6.13%; 07/01/05                                     175,000                 177,074
  6.88%; 10/03/05                                     250,000                 255,826
 Tyco International Group
  6.13%; 01/15/09                                     175,000                 188,057
                                                                              805,691
ELECTRIC PRODUCTS-MISCELLANEOUS (0.08%)
 Emerson Electric
  7.88%; 06/01/05                                     100,000                 101,663
ELECTRIC-DISTRIBUTION (0.06%)
 Detroit Edison
  5.05%; 10/01/05                                      75,000                  75,936
ELECTRIC-INTEGRATED (2.29%)
 Alabama Power
  2.80%; 12/01/06                                      60,000                  59,125
 Appalachian Power
  4.80%; 06/15/05                                     140,000                 140,899
 Conectiv
  5.30%; 06/01/05                                      45,000                  45,261
                                                   Principal
                                                     Amount                  Value
---------------------------------------------------------------------------------------------
BONDS (CONTINUED)
ELECTRIC-INTEGRATED (CONTINUED)
 Consolidated Edison
                                                   $                     $
  3.63%; 08/01/08                                     110,000                 108,681
 Dominion Resources /1/
  2.59%; 05/15/06 /1/                                 120,000                 120,275
  7.63%; 07/15/05                                     105,000                 107,123
 Duke Energy
  3.75%; 03/05/08                                      85,000                  84,591
 FPL Group Capital
  1.88%; 03/30/05                                      75,000                  74,903
  3.25%; 04/11/06                                     125,000                 124,765
  4.09%; 02/16/07                                     150,000                 150,983
 Georgia Power /1/
  2.48%; 02/17/09                                     130,000                 130,018
 MidAmerican Energy Holdings
  4.63%; 10/01/07                                     245,000                 248,205
 Niagara Mohawk Power
  7.75%; 05/15/06                                     160,000                 168,396
 Oncor Electric Delivery
  5.00%; 09/01/07                                      95,000                  97,562
 Pacific Gas & Electric
  3.60%; 03/01/09                                     185,000                 181,445
 Pepco Holdings
  5.50%; 08/15/07                                     105,000                 108,914
 Potomac Electric Power
  6.50%; 09/15/05                                     150,000                 153,061
 Progress Energy
  6.75%; 03/01/06                                     290,000                 299,655
 Public Service Company of Colorado
  4.38%; 10/01/08                                     155,000                 156,764
 SCANA /1/
  2.74%; 11/15/06                                     125,000                 125,309
 Tennessee Valley Authority
  6.38%; 06/15/05                                     175,000                 177,243
 Wisconsin Electric Power
  3.50%; 12/01/07                                     245,000                 243,369
                                                                            3,106,547
FEDERAL & FEDERALLY SPONSORED CREDIT (2.01%)
 Federal Farm Credit Bank
  3.00%; 04/15/08                                   2,775,000               2,721,576
FIDUCIARY BANKS (0.13%)
 Bank of New York
  4.14%; 08/02/07                                     100,000                 100,637
  5.20%; 07/01/07                                      70,000                  72,395
                                                                              173,032
FINANCE-AUTO LOANS (2.20%)
 American Honda Finance /1/ /2/
  2.47%; 02/20/07                                     120,000                 120,086
 Ford Motor Credit
  6.13%; 01/09/06                                     340,000                 346,803
  6.50%; 01/25/07                                     550,000                 566,209
  7.50%; 03/15/05                                     500,000                 502,519
 General Motors Acceptance
  3.92%; 10/20/05 /1/                                 220,000                 220,972
  4.38%; 12/10/07                                      95,000                  92,190
  5.13%; 05/09/08 /3/                                 135,000                 132,233
                                                   Principal
                                                     Amount                  Value
---------------------------------------------------------------------------------------------
BONDS (CONTINUED)
FINANCE-AUTO LOANS (CONTINUED)
 General Motors Acceptance (continued)
                                                   $                     $
  6.13%; 08/28/07                                     160,000                 162,359
  6.75%; 01/15/06                                     670,000                 684,803
 Toyota Motor Credit
  2.80%; 01/18/06                                     150,000                 149,174
                                                                            2,977,348
FINANCE-COMMERCIAL (0.57%)
 CIT Group
  2.49%; 02/15/07 /1/                                 130,000                 130,123
  7.38%; 04/02/07                                     470,000                 504,724
 Textron Financial
  5.88%; 06/01/07                                     125,000                 130,750
                                                                              765,597
FINANCE-CONSUMER LOANS (1.63%)
 American General Finance
  5.88%; 07/14/06                                     495,000                 510,972
 Household Finance
  2.37%; 02/09/07 /1/                                 290,000                 290,419
  3.38%; 02/21/06                                     210,000                 209,947
  6.50%; 01/24/06                                     695,000                 715,846
 John Deere Capital
  4.13%; 01/15/10                                     130,000                 129,711
 SLM /1/
  4.39%; 03/02/09                                     350,000                 347,809
                                                                            2,204,704
FINANCE-CREDIT CARD (0.24%)
 American Express
  3.75%; 11/20/07                                     150,000                 149,897
 Capital One Bank
  6.88%; 02/01/06                                     175,000                 180,791
                                                                              330,688
FINANCE-INVESTMENT BANKER & BROKER (3.73%)
 Banque Paribas
  8.35%; 06/15/07                                     140,000                 154,197
 Bear Stearns
  3.00%; 03/30/06                                     130,000                 129,413
  6.50%; 05/01/06                                     325,000                 336,934
 Citigroup
  6.75%; 12/01/05                                   1,315,000               1,352,438
 Credit Suisse First Boston
  5.75%; 04/15/07                                     365,000                 380,614
 Goldman Sachs Group
  3.02%; 07/23/09 /1/                                 125,000                 125,436
  7.63%; 08/17/05                                     400,000                 410,167
 Lehman Brothers Holdings
  4.25%; 01/27/10                                     130,000                 129,609
  6.25%; 05/15/06                                     530,000                 548,999
 Merrill Lynch /1/
  2.46%; 02/06/09                                     620,000                 620,195
  4.35%; 03/02/09                                     130,000                 128,743
 Morgan Stanley
  2.41%; 02/15/07 /1/                                 130,000                 130,088
  7.75%; 06/15/05                                     595,000                 605,537
                                                                            5,052,370
                                                   Principal
                                                     Amount                  Value
---------------------------------------------------------------------------------------------
BONDS (CONTINUED)
FINANCE-LEASING COMPANY (0.42%)
 Boeing Capital
                                                   $                     $
  5.75%; 02/15/07                                     260,000                 270,091
 International Lease Finance
  3.06%; 01/15/10 /1/                                 150,000                 149,984
  5.80%; 08/15/07                                     140,000                 146,241
                                                                              566,316
FINANCE-MORTGAGE LOAN/BANKER (17.07%)
 Countrywide Home Loan
  2.45%; 02/17/ 06 /1/                                320,000                 320,122
  2.88%; 02/15/07                                     120,000                 117,722
  4.50%; 01/25/33                                     110,608                 110,100
 Federal Home Loan Bank
  2.88%; 09/15/06                                   8,300,000               8,245,660
 Federal Home Loan Mortgage
  4.00%; 01/15/22                                     600,000                 601,453
  5.25%; 01/15/06                                   1,125,000               1,146,751
  5.75%; 03/15/09                                   3,800,000               4,070,925
 Federal National Mortgage Association
  4.25%; 05/15/09                                   2,700,000               2,737,789
  4.33%; 02/17/09 /1/                                 400,000                 399,936
  5.25%; 04/15/07                                   5,200,000               5,389,660
                                                                           23,140,118
FINANCE-OTHER SERVICES (0.74%)
 Caterpillar Financial Services
  3.00%; 02/15/07                                     170,000                 167,520
  4.69%; 04/25/05                                      80,000                  80,384
 Mellon Funding
  4.88%; 06/15/07                                     120,000                 123,065
 National Rural Utilities
  6.00%; 05/15/06                                     255,000                 263,046
 Verizon Global Funding
  6.75%; 12/01/05                                     355,000                 365,105
                                                                              999,120
FOOD-MEAT PRODUCTS (0.19%)
 Tyson Foods
  6.75%; 06/01/05                                     150,000                 151,765
  7.25%; 10/01/06                                     100,000                 105,480
                                                                              257,245
FOOD-MISCELLANEOUS/DIVERSIFIED (0.72%)
 Campbell Soup
  5.50%; 03/15/07                                     265,000                 273,404
 General Mills
  5.13%; 02/15/07                                      85,000                  86,858
 Kellogg
  6.00%; 04/01/06                                     165,000                 169,713
 Kraft Foods
  4.63%; 11/01/06                                     220,000                 223,527
 Sara Lee
  2.75%; 06/15/08                                      60,000                  57,922
 Unilever Capital
  6.88%; 11/01/05                                     155,000                 159,142
                                                                              970,566
FOOD-RETAIL (0.30%)
 Safeway
  2.50%; 11/01/05                                     255,000                 253,376
                                                   Principal
                                                     Amount                  Value
---------------------------------------------------------------------------------------------
BONDS (CONTINUED)
FOOD-RETAIL (CONTINUED)
 Safeway (continued)
                                                   $                     $
  3.80%; 08/15/05                                     150,000                 150,334
                                                                              403,710
GAS-DISTRIBUTION (0.10%)
 Sempra Energy
  4.75%; 05/15/09                                     135,000                 136,734
HOME EQUITY-OTHER (0.14%)
 Argent Securities /1/
  2.75%; 02/25/34                                     130,000                 130,070
 Specialty Underwriting & Residential
  Finance /1/
  3.04%; 02/25/35                                      60,000                  59,998
                                                                              190,068
HOME EQUITY-SEQUENTIAL (1.57%)
 Ameriquest Mortgage Securities
  2.73%; 04/25/34 /1/                                 300,000                 299,987
  3.02%; 10/25/33                                      74,466                  74,198
  3.64%; 01/25/34                                     750,000                 749,630
  4.26%; 08/25/33                                     600,000                 600,265
 New Century Home Equity Loan Trust
  3.56%; 11/25/33                                     400,000                 399,427
                                                                            2,123,507
INDUSTRIAL GASES (0.12%)
 Praxair
  4.75%; 07/15/07                                     115,000                 117,842
  6.85%; 06/15/05                                      50,000                  50,680
                                                                              168,522
INSURANCE BROKERS (0.29%)
 Aon
  6.95%; 01/15/07 /1/                                 110,000                 114,607
  8.65%; 05/15/05                                     140,000                 142,091
 Marsh & McLennan
  3.63%; 02/15/08                                     145,000                 140,590
                                                                              397,288
LIFE & HEALTH INSURANCE (0.29%)
 Lincoln National
  5.25%; 06/15/07                                     110,000                 113,407
 ReliaStar Financial
  8.63%; 02/15/05                                     115,000                 115,213
 Torchmark
  6.25%; 12/15/06                                     160,000                 167,252
                                                                              395,872
MEDICAL PRODUCTS (0.10%)
 Baxter International
  5.25%; 05/01/07                                     130,000                 133,575
MEDICAL-DRUGS (0.18%)
 Eli Lilly
  5.50%; 07/15/06                                     116,000                 119,392
 GlaxoSmithKline Capital
  2.38%; 04/16/07                                     130,000                 126,921
                                                                              246,313
                                                   Principal
                                                     Amount                  Value
---------------------------------------------------------------------------------------------
BONDS (CONTINUED)
MEDICAL-HMO (0.45%)
 Anthem
                                                   $                     $
  3.50%; 09/01/07                                     150,000                 148,779
  4.88%; 08/01/05                                     165,000                 165,966
 UnitedHealth Group
  3.30%; 01/30/08                                     175,000                 171,869
  3.38%; 08/15/07                                     130,000                 128,486
                                                                              615,100
METAL-ALUMINUM (0.22%)
 Alcan
  6.25%; 11/01/08                                      95,000                 102,015
 Alcoa
  4.25%; 08/15/07                                     195,000                 197,326
                                                                              299,341
METAL-DIVERSIFIED (0.11%)
 Rio Tinto Finance
  2.63%; 09/30/08                                     150,000                 143,356
MISCELLANEOUS INVESTING (0.67%)
 Archstone-Smith Operating Trust
  3.00%; 06/15/08                                     150,000                 144,776
 Camden Property Trust
  4.38%; 01/15/10                                     100,000                  99,375
  5.88%; 06/01/07                                     120,000                 124,809
 Developers Diversified Realty
  3.88%; 01/30/09                                     120,000                 117,846
 Duke Realty
  3.35%; 01/15/08                                     115,000                 112,358
 HRPT Properties Trust
  6.70%; 02/23/05                                     150,000                 150,308
 Simon Property Group
  3.75%; 01/30/09                                     165,000                 162,123
                                                                              911,595
MONEY CENTER BANKS (1.12%)
 Bank of America
  4.75%; 10/15/06                                     640,000                 653,354
 JP Morgan Chase
  3.13%; 12/11/06                                     130,000                 128,827
  5.25%; 05/30/07                                     385,000                 398,310
  5.35%; 03/01/07                                     180,000                 185,926
  6.50%; 08/01/05                                     150,000                 152,558
                                                                            1,518,975
MORTGAGE BACKED SECURITIES (10.27%)
 Bear Stearns Commercial Mortgage Securities
  0.65%; 05/11/39 /1/ /2/                           2,550,199                  67,909
  3.97%; 11/11/35                                     403,386                 401,913
  4.13%; 11/11/41                                     700,000                 699,076
  7.64%; 02/15/32                                     448,126                 479,482
 Chase Commercial Mortgage Securities
  7.03%; 01/15/32                                     292,283                 309,735
  7.56%; 10/15/32                                     500,000                 573,473
 Chase Manhattan Bank-First Union National
  Bank Commercial Mortgage Trust
  7.13%; 08/15/31                                   1,087,348               1,142,427
                                                   Principal
                                                     Amount                  Value
---------------------------------------------------------------------------------------------
BONDS (CONTINUED)
MORTGAGE BACKED SECURITIES (CONTINUED)
 Commercial Mortgage Acceptance
                                                   $                     $
  6.79%; 06/15/31                                      39,453                  40,999
 Commercial Mortgage Pass-Through
  Certificate /2/
  3.25%; 06/10/38                                      92,318                  88,819
 CS First Boston Mortgage Securities
  6.25%; 12/16/35                                     400,000                 424,252
  6.38%; 12/16/35                                     100,000                 109,923
 DLJ Commercial Mortgage
  6.14%; 02/18/31                                      64,373                  64,357
 First Union Commercial Mortgage Securities
  7.38%; 04/18/29                                     429,139                 454,429
 GE Capital Commercial Mortgage
  3.35%; 08/11/36                                     258,806                 257,461
  5.99%; 12/10/35                                     130,000                 139,174
  6.32%; 01/15/33                                      90,712                  93,540
 GMAC Commercial Mortgage Securities
  4.32%; 10/15/38                                     107,761                 108,677
  6.57%; 09/15/33                                     135,363                 137,232
 JP Morgan Chase Commercial Mortgage
  Securities
  3.48%; 06/12/41                                     737,902                 729,327
  4.37%; 10/12/37                                     456,289                 460,502
  4.47%; 11/15/35                                     173,436                 174,678
  4.55%; 05/12/34                                     333,473                 336,812
 LB-UBS Commercial Mortgage Trust
  1.23%; 03/15/36 /1/ /2/                           1,691,618                  82,722
  3.63%; 10/15/29                                   1,155,138               1,147,401
  4.19%; 08/15/29                                     220,000                 220,675
  4.90%; 06/15/26 /2/                               1,235,000               1,267,900
  5.40%; 03/15/26                                     350,057                 357,116
  6.06%; 06/15/20                                     576,340                 606,359
 Merrill Lynch Mortgage Investors
  7.12%; 06/18/29                                     260,053                 272,127
  7.85%; 12/26/25 /1/                                 200,000                 203,234
 Merrill Lynch Mortgage Trust
  3.59%; 09/12/41                                     389,644                 386,549
 Morgan Stanley Capital I
  4.57%; 12/18/32                                     461,956                 465,339
  5.33%; 12/18/32                                     500,000                 515,217
  6.54%; 02/15/31                                     185,000                 198,606
 NationsLink Funding
  7.03%; 06/20/31                                      43,150                  45,312
  7.23%; 06/20/31                                     100,000                 109,660
 PNC Mortgage Acceptance
  7.11%; 12/10/32                                     203,643                 215,301
 Sequoia Mortgage Trust /1/
  2.78%; 02/20/35                                     250,000                 250,000
 Wachovia Bank Commercial Mortgage Trust /1/
  /2/
  0.33%; 01/15/41                                  23,363,978                 288,265
                                                                           13,925,980
                                                   Principal
                                                     Amount                  Value
---------------------------------------------------------------------------------------------
BONDS (CONTINUED)
MULTI-LINE INSURANCE (0.51%)
 Allstate
                                                   $                     $
  5.38%; 12/01/06                                     135,000                 138,786
  7.88%; 05/01/05                                      90,000                  91,075
 Hartford Financial Services Group
  4.70%; 09/01/07                                     155,000                 157,727
 MetLife
  3.91%; 05/15/05                                     150,000                 150,490
  5.25%; 12/01/06                                     150,000                 154,246
                                                                              692,324
MULTIMEDIA (1.01%)
 AOL Time Warner
  6.13%; 04/15/06                                     305,000                 314,237
 Gannett
  5.50%; 04/01/07                                     120,000                 124,399
 Thomson
  5.75%; 02/01/08                                     145,000                 151,806
 Viacom
  7.15%; 05/20/05                                      80,000                  80,907
  7.75%; 06/01/05                                     460,000                 466,790
 Walt Disney /3/
  7.30%; 02/08/05                                     235,000                 235,149
                                                                            1,373,288
OIL COMPANY-EXPLORATION & PRODUCTION (0.45%)
 Kerr-McGee
  5.38%; 04/15/05                                     170,000                 170,752
 PennzEnergy
  10.25%; 11/01/05                                    175,000                 183,374
 Petroleos Mexicanos
  6.50%; 02/01/05                                     260,000                 260,000
                                                                              614,126
OIL COMPANY-INTEGRATED (0.40%)
 BP Canada Finance
  3.63%; 01/15/09                                     145,000                 143,572
 ChevronTexaco Capital
  3.38%; 02/15/08                                     125,000                 123,891
 Marathon Oil
  5.38%; 06/01/07                                     125,000                 129,410
 Occidental Petroleum
  4.00%; 11/30/07                                     150,000                 150,299
                                                                              547,172
OIL FIELD MACHINERY & EQUIPMENT (0.12%)
 Cooper Cameron
  2.65%; 04/15/07                                     165,000                 160,179
OIL REFINING & MARKETING (0.09%)
 Valero Energy
  6.13%; 04/15/07                                     120,000                 125,811
OIL-FIELD SERVICES (0.09%)
 Halliburton /1/
  4.16%; 10/17/05                                     120,000                 120,877
PAPER & RELATED PRODUCTS (0.31%)
 Champion International
  7.10%; 09/01/05                                     125,000                 127,445
                                                   Principal
                                                     Amount                  Value
---------------------------------------------------------------------------------------------
BONDS (CONTINUED)
PAPER & RELATED PRODUCTS (CONTINUED)
 Union Camp
                                                   $                     $
  7.00%; 08/15/06                                     179,000                 187,616
 Weyerhaeuser
  5.50%; 03/15/05                                     108,000                 108,249
                                                                              423,310
PHARMACY SERVICES (0.06%)
 Caremark Rx
  7.38%; 10/01/06                                      75,000                  78,995
PHOTO EQUIPMENT & SUPPLIES (0.12%)
 Eastman Kodak /3/
  3.63%; 05/15/08                                     160,000                 155,410
PIPELINES (0.74%)
 Duke Energy Field Services
  7.50%; 08/16/05                                     240,000                 245,430
 Enbridge Energy Partners
  4.00%; 01/15/09                                     150,000                 147,811
 Kinder Morgan
  6.65%; 03/01/05                                     375,000                 376,106
 Kinder Morgan Energy Partners
  5.35%; 08/15/07                                     100,000                 102,974
  8.00%; 03/15/05                                     125,000                 125,691
                                                                              998,012
PROPERTY & CASUALTY INSURANCE (0.43%)
 ACE
  6.00%; 04/01/07                                     150,000                 155,525
 Chubb
  6.15%; 08/15/05                                      50,000                  50,718
 St. Paul
  7.88%; 04/15/05                                     275,000                 277,655
 Travelers Property Casualty
  3.75%; 03/15/08                                     105,000                 103,656
                                                                              587,554
PUBLISHING-BOOKS (0.20%)
 Reed Elsevier Capital
  6.13%; 08/01/06                                     115,000                 118,611
  7.00%; 05/15/05                                     150,000                 151,717
                                                                              270,328
REAL ESTATE OPERATOR & DEVELOPER (0.20%)
 EOP Operating
  7.75%; 11/15/07                                     175,000                 191,894
 ERP Operating
  4.75%; 06/15/09                                      80,000                  81,442
                                                                              273,336
REGIONAL AUTHORITY (0.70%)
 New Brunswick
  3.50%; 10/23/07                                      40,000                  39,825
 Province of Manitoba
  2.75%; 01/17/06                                     155,000                 154,616
 Province of Ontario
  3.50%; 09/17/07                                     435,000                 432,735
 Province of Quebec
  5.50%; 04/11/06                                     315,000                 323,660
                                                                              950,836
                                                   Principal
                                                     Amount                  Value
---------------------------------------------------------------------------------------------
BONDS (CONTINUED)
REGIONAL BANKS (2.59%)
 Bank One
                                                   $                     $
  7.63%; 08/01/05                                     625,000                 639,490
 Fifth Third Bancorp
  3.38%; 08/15/08                                     130,000                 127,551
 First Union
  7.55%; 08/18/05                                     565,000                 578,770
 FleetBoston Financial
  7.25%; 09/15/05                                     350,000                 358,836
 KeyCorp
  4.63%; 05/16/05                                     160,000                 160,813
 Korea Development Bank
  3.88%; 03/02/09                                     120,000                 118,036
  7.25%; 05/15/06                                     160,000                 167,815
 PNC Funding
  5.75%; 08/01/06                                     220,000                 227,076
 SunTrust Banks
  2.50%; 11/01/06                                      55,000                  53,957
  5.05%; 07/01/07                                     120,000                 123,511
 U.S. Bancorp
  6.75%; 10/15/05                                     202,000                 206,653
 Wells Fargo
  5.90%; 05/21/06                                     730,000                 753,012
                                                                            3,515,520
REINSURANCE (0.07%)
 Berkshire Hathaway
  3.38%; 10/15/08                                     100,000                  98,422
RENTAL-AUTO & EQUIPMENT (0.07%)
 Hertz
  4.70%; 10/02/06                                     100,000                 100,369
RETAIL-DISCOUNT (0.42%)
 Costco Wholesale
  5.50%; 03/15/07                                     140,000                 144,814
 Target
  5.40%; 10/01/08                                     150,000                 157,879
 Wal-Mart Stores
  4.38%; 07/12/07                                     260,000                 264,958
                                                                              567,651
RETAIL-DRUG STORE (0.11%)
 CVS
  3.88%; 11/01/07                                     150,000                 149,974
RETAIL-MAJOR DEPARTMENT STORE (0.10%)
 May Department Stores
  3.95%; 07/15/07                                     130,000                 129,811
RETAIL-RESTAURANTS (0.09%)
 McDonald's
  5.38%; 04/30/07                                     113,000                 117,182
SAVINGS & LOANS-THRIFTS (1.35%)
 Golden West Financial
  4.13%; 08/15/07                                     150,000                 151,706
 Washington Mutual
  2.45%; 11/03/05 /1/                                 140,000                 140,253
  2.88%; 01/25/45 /1/                               1,200,000               1,195,710
  2.96%; 01/15/10 /1/                                 200,000                 199,700
                                                   Principal
                                                     Amount                  Value
---------------------------------------------------------------------------------------------
BONDS (CONTINUED)
SAVINGS & LOANS-THRIFTS (CONTINUED)
 Washington Mutual (continued)
                                                   $                     $
  4.00%; 01/15/09                                     140,000                 139,322
                                                                            1,826,691
SOVEREIGN (1.34%)
 Finland Government
  4.75%; 03/06/07                                     150,000                 153,654
 Italy Government
  4.38%; 10/25/06                                   1,195,000               1,211,124
 Mexico Government
  8.50%; 02/01/06                                     435,000                 457,185
                                                                            1,821,963
SPECIAL PURPOSE BANKS (0.18%)
 Kreditanstalt fuer Wiederaufbau
  2.38%; 09/25/06                                     250,000                 246,880
SPECIAL PURPOSE ENTITY (0.08%)
 Fondo Latinoamericano de Reservas /2/
  3.00%; 08/01/06                                     115,000                 114,191
SUPRANATIONAL BANK (1.48%)
 Asian Development Bank
  2.38%; 03/15/06                                     345,000                 342,326
 Corp Andina de Fomento
  6.75%; 03/15/05                                     180,000                 180,351
  8.88%; 06/01/05                                      75,000                  76,394
 European Investment Bank
  4.63%; 03/01/07                                   1,370,000               1,399,973
                                                                            1,999,044
TELEPHONE-INTEGRATED (1.72%)
 ALLTEL
  6.75%; 09/15/05                                     130,000                 132,825
 BellSouth
  5.00%; 10/15/06                                     225,000                 230,100
 British Telecommunications /1/
  7.88%; 12/15/05                                     345,000                 358,144
 Deutsche Telekom International Finance /1/
  8.25%; 06/15/05                                     170,000                 173,122
 France Telecom /1/
  7.95%; 03/01/06                                     175,000                 182,780
 GTE Florida /3/
  6.25%; 11/15/05                                     150,000                 153,439
 Royal KPN
  7.50%; 10/01/05                                      60,000                  61,654
 SBC Communications
  5.75%; 05/02/06                                     325,000                 333,789
 Sprint Capital
  7.13%; 01/30/06                                     335,000                 346,667
 Telecom Italia Capital
  4.00%; 11/15/08                                     260,000                 257,952
 Telefonos de Mexico
  4.50%; 11/19/08                                     100,000                 100,236
                                                                            2,330,708
                                                   Principal
                                                     Amount                  Value
---------------------------------------------------------------------------------------------
BONDS (CONTINUED)
TEXTILE-HOME FURNISHINGS (0.10%)
 Mohawk Industries
                                                   $                     $
  6.50%; 04/15/07                                     125,000                 132,049
TOOLS-HAND HELD (0.11%)
 Stanley Works
  3.50%; 11/01/07                                     150,000                 148,870
TRANSPORT-RAIL (0.79%)
 Burlington Northern Santa Fe
  6.38%; 12/15/05                                     330,000                 338,634
 CSX
  6.25%; 10/15/08                                     120,000                 128,851
 Norfolk Southern
  8.38%; 05/15/05                                     325,000                 329,829
 Union Pacific
  7.60%; 05/01/05                                     275,000                 277,765
                                                                            1,075,079
TRANSPORT-SERVICES (0.06%)
 FedEx /1/
  2.84%; 04/01/05                                      85,000                  85,007
                                                 TOTAL BONDS              117,301,813

                                                   Principal
                                                     Amount                  Value
---------------------------------------------------------------------------------------------
FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) CERTIFICATES (4.44%)
                                                   $                     $
4.50%; 10/01/09                                       230,060                 230,880
4.50%; 12/01/09                                       360,126                 361,409
4.50%; 01/01/10                                       134,536                 135,012
4.50%; 02/01/10                                       723,411                 725,968
4.50%; 04/01/10                                       301,347                 302,412
4.50%; 09/01/10                                       274,874                 275,846
4.50%; 10/01/10                                       621,197                 623,392
4.50%; 11/01/10                                       312,655                 313,760
4.50%; 02/01/11                                        97,013                  97,367
4.50%; 04/01/11                                       225,476                 226,297
4.50%; 06/01/11                                       667,857                 670,390
4.50%; 07/01/11                                       239,520                 240,392
4.50%; 10/01/11                                       293,941                 295,012
4.50%; 11/01/11                                       744,926                 747,640
5.00%; 09/01/09                                       139,464                 141,927
5.50%; 12/01/08                                        39,578                  40,338
5.50%; 02/01/09                                        82,212                  83,772
5.50%; 03/01/09                                        46,424                  47,305
5.50%; 04/01/09                                       105,059                 107,054
6.50%; 04/01/09                                        26,411                  27,815
6.50%; 04/01/15                                        13,332                  14,158
7.00%; 12/01/22                                       177,411                 188,915
7.25%; 12/01/07                                        35,300                  36,426
7.50%; 12/01/29                                         5,887                   6,325
8.00%; 12/01/11                                        15,898                  16,616
8.00%; 10/01/22                                         4,014                   4,381
8.25%; 01/01/12                                         7,002                   7,490
                                                   Principal
                                                     Amount                  Value
---------------------------------------------------------------------------------------------
FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) CERTIFICATES (CONTINUED)
                                                   $           $         $
9.00%; 09/01/09                                        48,007                  49,668
                                    TOTAL FHLMC CERTIFICATES                6,017,967

FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) CERTIFICATES (2.41%)
4.00%; 05/01/10                                       488,879                 486,384
4.00%; 06/01/10                                       242,800                 241,560
4.00%; 07/01/10                                       358,024                 356,196
4.00%; 08/01/10                                       231,032                 229,853
4.50%; 03/01/10                                       346,831                 347,835
4.50%; 08/01/11                                       588,796                 590,569
4.50%; 09/01/11                                       270,448                 271,262
5.50%; 02/01/09                                       252,267                 257,202
5.50%; 10/01/09                                       169,283                 172,594
6.00%; 07/01/28                                       115,236                 119,047
7.50%; 10/01/29                                        44,512                  47,710
8.00%; 10/01/06                                         4,569                   4,670
8.00%; 05/01/27                                        20,032                  21,811
8.50%; 05/01/22                                        95,262                 105,209
9.00%; 02/01/25                                        13,825                  15,390
                                     TOTAL FNMA CERTIFICATES                3,267,292

                                                   Principal
                                                     Amount                  Value
---------------------------------------------------------------------------------------------
TREASURY BONDS (5.11%)
 U.S. Treasury Inflation-Indexed Obligations
                                                   $                     $
  4.25%; 01/15/10                                   4,768,050               5,483,815
 U.S. Treasury Strip /4/
  0.00%; 08/15/09                                   1,700,000               1,440,680
                                        TOTAL TREASURY BONDS                6,924,495

                                                   Principal
                                                     Amount                  Value
---------------------------------------------------------------------------------------------
COMMERCIAL PAPER (4.29%)
FINANCE-OTHER SERVICES (4.29%)
 Investment in Joint Trading Account; HSBC
  Funding
  2.50%; 02/01/05                                   5,815,527               5,815,527
                                      TOTAL COMMERCIAL PAPER                5,815,527




                                                    Maturity
                                                     Amount                  Value
---------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS (0.40%)
 Deutsche Bank Securities 2.48%; dated
  01/31/05 maturing 02/01/05 (collateralized
  by US Treasury Inflation-Indexed                                       $
  Obligation; $557,193; 07/15/12) /5/                 546,305                 546,268
                                 TOTAL REPURCHASE AGREEMENTS                  546,268
                                                                         ------------

                       TOTAL PORTFOLIO INVESTMENTS (103.19%)              139,873,362
LIABILITIES, NET OF CASH AND RECEIVABLES (-3.19%)                          (4,320,180)
                                  TOTAL NET ASSETS (100.00%)             $135,553,182
                                                                         ---------------

/1 //Variable rate./
/2 //Security exempt from registration under Rule 144A of the Securities / /Act of 1933. These securities may be resold in transactions exempt / /from registration, normally to qualified institutional buyers. At the end / /of the period, the value of these securities totaled $ 2,336,803 or / /1.72% of net assets./
/3 //Security or a portion of the security was on loan at the end of the /
  /period./
/4 //Non-income producting security./
/5 //Security was purchased with the cash proceeds from securities loans./

UNREALIZED APPRECIATION (DEPRECIATION)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation                      $    381,487
Unrealized Depreciation                        (2,306,155)
                                             ------------
Net Unrealized Appreciation (Depreciation)     (1,294,668)
Cost for federal income tax purposes         $141,798,030


                                                Notional    Unrealized
                 Description                     Amount     Gain (Loss)
------------------------------------------------------------------------
SWAP AGREEMENTS
TOTAL RETURN SWAPS
Receive monthly a return equal to the Lehman   $6,800,000     $22,214
ERISA Eligible CMBS Index and pay monthly a
floating rate based on 1-month LIBOR less 7
basis points with Deutsche Bank AG. Expires
April 2005.


The Fund's schedule of investments as of January 31, 2005 has not been audited. This report is provided for the general information of the Fund's shareholders. For more information regarding the Fund and its holdings, please see the Fund's most recent prospectus and annual report.



ITEM 2 - CONTROLS AND PROCEDURES

a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing).

(b) There have been no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3 - EXHIBITS

Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.CERT.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Principal Limited Term Bond Fund, Inc.
                     -----------------------------------------------------------



By           /s/ Ralph C. Eucher
============ -------------------------------------------------------------------

         Ralph C. Eucher, President

Date         3/18/2005
             ---------------------------



         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By           ./s/ Ralph C. Eucher
             -------------------------------------------------------------------

         Ralph C. Eucher, President

Date         3/18/2005
             ---------------------------



By           /s/ Jill R. Brown
============ -------------------------------------------------------------------

         Jill R. Brown, Vice President and Chief Financial Officer

Date         3/18/2005
             ---------------------------